Long –Term Debt (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 1,380,648,000	$ 1,509,794,000
Prepaid amount	152,871,000
Put option	480,048,000
Cash and cash equivalents	$ 117,192,000	160,475,000	$ 184,835,000
Debt Instrument, Covenant Compliance	The Company fulfilled its requirements in respect of the financial covenants of all of its loan agreements, as at December 31, 2021.
Minimum liquidity requirement [Member]
Debt Instrument [Line Items]
Cash and cash equivalents	$ 105,768,000	$ 111,969,000
Three Loan Agreements [Member]
Debt Instrument [Line Items]
Restricted Cash and Cash Equivalents	$ 3,100,000
Maria Princess, Nippon Princess and Ise Princess [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment	semi-annual
Line of Credit Facility, Initiation Date	Jan. 15, 2021
Debt Instrument, Maturity Date, Description	five-year and three-months
Debt Instrument, Face Amount	$ 44,500,000
Long-term Debt, Description	to refinance the existing loan for the aframax tankers Maria Princess, Nippon Princess, and Ise Princess
Drawn down date	January 22, 2021
Repayment date	January 22, 2021
Proceeds from Issuance of Debt	$ 44,500,000
Prepaid amount	$ 36,488,000
Number of repayment installments	ten
Debt Instrument, Periodic Payment	$ 4,045,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 4,045,000
Shuttle Tanker Under Construction [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment	semi-annual
Line of Credit Facility, Initiation Date	May 13, 2021
Debt Instrument, Maturity Date, Description	seven-year
Debt Instrument, Face Amount	$ 74,500,000
Long-term Debt, Description	relating to the pre- and post delivery financing of the shuttle tanker under construction
Number of repayment installments	fourteen
Debt Instrument, Periodic Payment	$ 2,069,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 45,528,000
Maya Vessel [Member]
Debt Instrument [Line Items]
Repayment date	May 19, 2021
Prepaid amount	$ 4,951,000
Arctic and Antarctic [Member]
Debt Instrument [Line Items]
Repayment date	June 25, 2021
Prepaid amount	$ 27,336,000
Sale Leaseback Transaction, Date	June 21, 2021
Sale Leaseback Transaction, Lease Terms	five-year
Sunray [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment	semi-annual
Line of Credit Facility, Initiation Date	Jul. 08, 2021
Debt Instrument, Maturity Date, Description	five-year
Debt Instrument, Face Amount	$ 26,000,000
Long-term Debt, Description	to refinance the existing loan for the panamax tanker Sunray
Drawn down date	July 13, 2021
Repayment date	July 13, 2021
Proceeds from Issuance of Debt	$ 26,000,000
Prepaid amount	$ 26,393,000
Number of repayment installments	ten
Debt Instrument, Periodic Payment	$ 1,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 16,000,000
Artemis, Afrodite, Ariadne, Aris, Apollon and Ajax [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment	semi-annual
Line of Credit Facility, Initiation Date	Sep. 27, 2021
Debt Instrument, Maturity Date, Description	four-year
Debt Instrument, Face Amount	$ 48,750,000
Long-term Debt, Description	to refinance the existing loan for the handymax tankers, Artemis, Afrodite, Ariadne, Aris, Apollon and Ajax
Drawn down date	September 28, 2021
Repayment date	September 28, 2021
Proceeds from Issuance of Debt	$ 48,750,000
Prepaid amount	$ 30,370,000
Number of repayment installments	eight
Debt Instrument, Periodic Payment	$ 3,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 20,750,000
Proteas, Promitheas and Propontis [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date	Dec. 21, 2021
Debt Instrument, Maturity Date, Description	four-year
Debt Instrument, Face Amount	$ 38,000,000
Long-term Debt, Description	to refinance the existing loan for the aframax tankers, Proteas, Promitheas and Propontis
Drawn down date	December 22, 2021
Repayment date	December 22, 2021
Proceeds from Issuance of Debt	$ 38,000,000
Prepaid amount	27,333,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 18,000,000
Proteas, Promitheas and Propontis [Member] | First two installments [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment	semi-annual
Debt Instrument, Periodic Payment	$ 1,750,000
Proteas, Promitheas and Propontis [Member] | Next six installments [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment	semi-annual
Debt Instrument, Periodic Payment	$ 2,750,000
TENERGY [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment	quarterly
Drawn down date	January 12, 2022
Repayment date	January 12, 2022
Prepaid amount	$ 27,750,000
Number of repayment installments	forty
Debt Instrument, Periodic Payment	$ 2,332,000
Sale Leaseback Transaction, Date	December 21, 2021
Sale Leaseback Transaction, Lease Terms	ten-year
Sale and leaseback transaction, description	for its under-construction LNG carrier, Tenergy
Proceeds from Lines of Credit	$ 177,238,000
Put option	$ 83,955,000
Dimitris P, Spyros K and Uraga Princess [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment	semi-annual
Line of Credit Facility, Initiation Date	Mar. 16, 2022
Debt Instrument, Maturity Date, Description	five-year
Debt Instrument, Face Amount	$ 62,000,000
Long-term Debt, Description	to refinance the existing loan for the suezmax tankers, Dimitris P and Spyros K and the aframax tanker, Uraga Princess
Drawn down date	March 17, 2022
Repayment date	March 17, 2022
Proceeds from Issuance of Debt	$ 62,000,000
Prepaid amount	$ 47,730,000
Number of repayment installments	ten
Debt Instrument, Periodic Payment	$ 2,750,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 34,500,000
Brasil 2014 [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment	semi-annual
Line of Credit Facility, Initiation Date	Mar. 31, 2022
Debt Instrument, Maturity Date, Description	six-year
Debt Instrument, Face Amount	$ 67,500,000
Long-term Debt, Description	to refinance the existing loan for the DP2 shuttle tanker, Brasil 2014
Drawn down date	April 4, 2022
Repayment date	April 4, 2022
Proceeds from Issuance of Debt	$ 67,500,000
Prepaid amount	$ 54,117,000
Number of repayment installments	twelve
Debt Instrument, Periodic Payment	$ 4,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	13,500,000
All term loans [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 1,380,648,000
Debt Instrument, Frequency of Periodic Payment	semi-annual
Debt Instrument, Description of Variable Rate Basis	LIBOR plus a spread
All term loans [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	1.55%
All term loans [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.12%